Trade and Other Receivables - Summary of Expected Credit Loss Allowance for Receivables (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
At 1 January	$ 133	$ 153	$ 157
Reclassified from held for sale			7
Translation adjustment	5	(1)	(6)
Disposed of during year	(4)	(34)	(4)
Written off during year	(23)	(29)	(35)
Arising on acquisition (note 32)		1	6
Net remeasurement of expected credit loss allowance	29	43	28
At 31 December	$ 140	$ 133	$ 153